Guarantees	12 Months Ended
Dec. 28, 2013
Guarantees [Abstract]
Guarantees
Guarantees
Safeway applies the accounting guidance for guarantees to the Company’s agreements that contain guarantee and indemnification clauses. This guidance requires that, upon issuance of a guarantee, the guarantor must disclose and recognize a liability for the fair value of the obligation it assumes under the guarantee. As of December 28, 2013, Safeway did not have any material guarantees.
However, the Company is party to a variety of contractual agreements under which Safeway may be obligated to indemnify the other party for certain matters. These contracts primarily relate to Safeway’s commercial contracts, operating leases, including those that have been assigned, and other real estate contracts, trademarks, intellectual property, financial agreements and various other agreements. Under these agreements, the Company may provide certain routine indemnifications relating to representations and warranties (for example, ownership of assets, environmental or tax indemnifications) or personal injury matters. The terms of these indemnifications range in duration and may not be explicitly defined. Historically, Safeway has not made significant payments for these indemnifications. The Company believes that if it were to incur a loss in any of these matters, the loss would not have a material effect on the Company’s financial condition or results of operations.